Financial Risk and Insurance Management - Summary of Financial Instruments Denominated in Foreign Currency (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Profit (loss) for the year	S/ 84,022	S/ 7,924	S/ 121,985	S/ (412)
Other comprehensive income	S/ 38,216	S/ (169,649)	S/ 45,637	(128,228)
Currency risk [member] | 5% Weakening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)			5.00%
Profit (loss) for the year			S/ 103,310	98,156
Other comprehensive income			S/ (1,878)	(3,191)
Currency risk [member] | 10% Weakening Top [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)			10.00%
Profit (loss) for the year			S/ 206,620	196,311
Other comprehensive income			S/ (3,757)	(6,382)
Currency risk [member] | 5% Strengthening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)			5.00%
Profit (loss) for the year			S/ (103,310)	(98,156)
Other comprehensive income			S/ 1,878	3,191
Currency risk [member] | 10% Strengthening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)			10.00%
Profit (loss) for the year			S/ (206,620)	(196,311)
Other comprehensive income			S/ 3,757	S/ 6,382